LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders	¥ (474,547)	$ (74,467)	¥ (766,643)	¥ (1,036,086)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	56,260,925	56,260,925	54,341,213	53,386,075
Basic loss per Class A and Class B ordinary share | (per share)	¥ (8.43)	$ (1.32)	¥ (14.11)	¥ (19.41)
Diluted loss per Class A and Class B ordinary share | (per share)	¥ (8.43)	$ (1.32)	¥ (14.11)	¥ (19.41)